Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables	$ 132	$ 81
Other tax and social security payable	44	48
Other payables	95	108
Contingent purchase consideration	7
Accruals	340	360
Trade and other current payables	618	597	$ 526
Non-current
Other payables	34	36
Deferred and contingent purchase consideration	124
Trade and other non current payables	$ 158	$ 36	$ 29